Note 8 - Marketable Securities (Details Textual) - Kuya Silver Corp [member] - CAD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Current investments		$ 12	$ 595	$ 433
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement		41	(253)	(589)
Total number of shares received (in shares)	777,027
Share price (in CAD per share)	$ 1.48
Discontinued operations, shares received as consideration (in shares)	675,676
Disposal group, including discontinued operation, consideration 1	$ 1,000
Additional shares received for settlement of receivables (in shares)	101,351
Other non-current payables	$ 150
Percentage of royalty on net smelter returns	2.00%
Proceeds from sales of investments accounted for using equity method		$ 930	$ 816
Investments, number of shares sold (in shares)		2,332,000	1,719,500
Gains (losses) on disposals of investments		$ 306	$ 90	$ 220